Asset retirement obligations	12 Months Ended
Dec. 31, 2025
Asset retirement obligations
Asset retirement obligations

10. Asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2025	2024
Balance at January 1	1,224,718	1,159,063
Acquisitions	46,190	—
Additions	6,451	5,431
Dispositions	(111,364)	—
Changes in estimated abandonment timing and costs	75,097	(32,606)
Obligations settled	(62,486)	(55,334)
Accretion	75,864	74,541
Changes in rates	(357,069)	55,081
Foreign exchange	62,335	18,542
Balance at December 31	959,736	1,224,718

Long-term portion of asset retirement obligations (1)	905,232	1,171,130
Current portion of asset retirement obligations	54,504	53,588
Balance at December 31	959,736	1,224,718
(1)	Asset retirement obligations previously presented as a combined balance have been reclassified into current and long-term portion of asset retirement obligations. The prior period results have been presented to conform with current period presentation.

Vermilion calculated the present value of the obligations using a credit-adjusted risk-free rate, calculated using a credit spread of 4.4% as at December 31, 2025 (December 31, 2024 – 2.6%) added to risk-free rates based on long-term, risk-free government bonds. Vermilion’s credit spread is determined using the Company’s expected cost of borrowing at the end of the reporting period.

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2025	Dec 31, 2024
Canada	3.9%	3.2%
United States (1)	5.0%	4.8%
France	4.5%	3.7%
Netherlands	3.2%	2.7%
Germany	3.4%	2.6%
Ireland	3.2%	2.8%
Australia	4.9%	4.6%
Central and Eastern Europe	4.8%	4.7%
(1)	Reflects the risk-free rate at time of disposition.

Vermilion has estimated the asset retirement obligations based on current cost estimates of $2.2 billion (2024 - $2.3 billion). Current cost estimates are inflated to the estimated time of abandonment using inflation rates of between 1.4% and 3.5% (2024 - between 1.5% and 3.6%), resulting in inflated cost estimates of $3.2 billion (2024 - $3.5 billion). These payments are expected to be made over the next 55 years, with the majority of the costs incurred in the first 35 years.

A 0.5% increase/decrease in the discount rate applied to asset retirement obligations would decrease/increase asset retirement obligations by approximately $53.1 million. A one-year increase/decrease in the expected timing of abandonment spend would decrease/increase asset retirement obligations by approximately $57.5 million.